INCOME TAXES (Details Narrative)	Jan. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 14,210,835
Operating loss carry forward tax benefit	11,149,049
Tax benefit valuation allowance	$ 1,526,063